Derivatives - Cash Flow Hedge Balances (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Hedge Balances
Gains (losses) recognized on the hedging instruments	€ (1,589)	€ (600)	€ (1,100)
Gains (losses) on the hedged items, which were attributable to the hedged risk	1,252	1,000	1,000
Losses recognized due to hedge ineffectiveness which includes the forward points element of the hedging instruments	€ 348	€ 437	€ 425